Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2023
Cash & cash equivalents	5(a)	—	—	77,554	77,554
Trade & other receivables	5(b)	—	—	3,998	3,998
Financial assets at fair value through other comprehensive income		826	—	—	826
Other non-current assets		—	—	2,241	2,241
		826	—	83,793	84,619
As of June 30, 2023
Cash & cash equivalents	5(a)	—	—	71,318	71,318
Trade & other receivables	5(b)	—	—	6,998	6,998
Financial assets at fair value through other comprehensive income		1,757	—	—	1,757
Other non-current assets		—	—	2,326	2,326
		1,757	—	80,642	82,399
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2023
Trade and other payables	5(c)	—	—	10,760	10,760
Borrowings	5(d)	—	—	115,762	115,762
Contingent consideration	5(e)(iii)	—	17,536	—	17,536
Warrant liability	5(e)(vi)	—	992	—	992
		—	18,528	126,522	145,050
As of June 30, 2023
Trade and other payables	5(c)	—	—	20,145	20,145
Borrowings	5(d)	—	—	108,763	108,763
Contingent consideration	5(e)(iii)	—	17,199	—	17,199
Warrant liability	5(e)(vi)	—	5,426	—	5,426
		—	22,625	128,908	151,533
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
Summary of Cash and Cash Equivalents
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Cash at bank	77,144	70,920
Deposits at call(1)	410	398
	77,554	71,318

(1)As of December 31, 2023 and June 30, 2023, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Trade debtors	1,804	2,276
Tax incentives recoverable (1)	1,271	2,363
Foreign withholding tax recoverable	471	471
U.S. Tax credits	—	1,473
Net investment in sublease	216	195
Interest receivables	11	18
Other recoverable taxes (Goods and services tax and value-added tax)	225	202
Trade and other receivables	3,998	6,998

(1) Research and development tax incentive
The Group's research and development activities are eligible under the Australian government's Innovation
Australia Research and Development Tax Incentive program for research and development activities conducted in relation to qualifying research that meets the regulatory criteria. Management has assessed these activities and expenditures to determine which costs are likely to be eligible under the incentive scheme. The Group assesses, on an annual basis, the quantum of previous research and development tax claims and on-going eligibility to claim this tax incentive in Australia. The tax incentives recoverable as of December 31, 2023 pertains to an estimate for the year ended June 30, 2023.
(ii)    Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Clinical trial research and development expenditure	23	950
Prepaid insurance and subscriptions	3,219	2,025
Other	360	367
Prepayments	3,602	3,342

Summary of Trade and Other Payables	c. Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Trade payables and other payables	10,760	20,145
Trade and other payables	10,760	20,145

Summary of Borrowings
d.    Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(9,215)	(8,740)
Amortization of carrying amount, net of payments made	43,058	35,584
	115,762	108,763

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Borrowings
Current
Borrowings - NovaQuest	367	336
Borrowings - Oaktree	8,167	5,616
	8,534	5,952
Non-current
Borrowings - NovaQuest	60,878	55,739
Borrowings - Oaktree	46,350	47,072
	107,228	102,811
	115,762	108,763

Summary of Net Debt
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Cash and cash equivalents	77,554	71,318
Borrowings	(115,762)	(108,763)
Lease liabilities	(6,237)	(7,732)
Warrant liability	(992)	(5,426)
Net Debt(1)	(45,437)	(50,603)

Cash and cash equivalents	77,554	71,318
Gross debt - fixed interest rates	(121,999)	(116,495)
Gross debt - variable interest rates	—	—
Warrant liability	(992)	(5,426)
Net Debt(1)	(45,437)	(50,603)
(1)Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2023	(108,763)	(7,732)	(5,426)	(121,921)	71,318	(50,603)
Cash Flows(1)	3,163	2,337	—	5,500	4,940	10,440
Remeasurement adjustments	(120)	—	4,434	4,314	—	4,314
Other Changes(2)	(10,042)	(782)	—	(10,824)	—	(10,824)
Foreign exchange adjustments	—	(60)	—	(60)	1,296	1,236
Net Debt as at December 31, 2023	(115,762)	(6,237)	(992)	(122,991)	77,554	(45,437)
(1)Cash flows include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2023 and June 30, 2023 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2023
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	826	826
Total Financial Assets		—	—	826	826

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	17,536	17,536
Warrant liabilities	5(e)(vi)	—	—	992	992
Total Financial Liabilities		—	—	18,528	18,528

As of June 30, 2023
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,757	1,757
Total Financial Assets		—	—	1,757	1,757

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	17,199	17,199
Warrant liabilities	5(e)(vi)	—	—	5,426	5,426
Total Financial Liabilities		—	—	22,625	22,625

Summary of Changes in Fair Value of Level 3 Instruments
The following table presents the changes in level 3 instruments for the six months ended December 31, 2023 and the year ended June 30, 2023.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2022	23,284
Reclassification during the period	2,686
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(8,771)
Closing balance - June 30, 2023	17,199

Opening balance - July 1, 2023	17,199
Charged/(credited) to consolidated income statement:
Remeasurement(2)	337
Closing balance - December 31, 2023	17,536

(1)In the year ended June 30, 2023 a gain of $8.8 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of the MSC assets. This remeasurement was a net result of changing the key assumptions of the contingent consideration valuation such as probability of payment, developmental timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration, including the impact from the complete response from the FDA on the Group's BLA for remestemcel-L for the treatment of pediatric SR-aGVHD in August 2023. The assumptions relating to development timelines were updated to reflect expectations as a result of the complete response.

(2)In the six months ended December 31, 2023 a minimal gain was recognized on the remeasurement of contingent consideration pertaining to the acquisition of the MSC assets. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

(in U.S. dollars, in thousands, except percent data)					Range of inputs (weighted average)
Description	Fair value as of December 31, 2023	Fair value as of June 30, 2023	Valuation technique	Unobservable inputs(1)	Six Months Ended December 31, 2023	Year Ended June 30, 2023	Relationship of unobservable inputs to fair value
Contingent consideration provision	17,536	17,199	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Six months ended December 31, 2023: A change in the discount rate by 0.5% would increase/decrease the fair value by an insignificant amount.

Year ended 30 June, 2023: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.01%.

				Expected unit sales price	Various	Various
Six months ended December 31, 2023: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended 30 June, 2023: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Six months ended December 31, 2023: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended 30 June, 2023: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Six months ended December 31, 2023: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10.0% and 20.0%, respectively.

Year ended 30 June, 2023: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8% and 16%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2023	2023
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	16,924	16,606
Fair value of royalty payments from commercialization of the intellectual property acquired	612	593
	17,536	17,199

Summary of Warrant Liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2023	2023
Opening balance	5,426	2,185
Warrants fair value at grant date - December 22, 2022	—	1,036
Remeasurement of warrant liability	(4,434)	2,205
Closing Balance	992	5,426

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed at the issue date and as of December 31, 2023.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2023	As of June 30, 2023	Rationale
Share Price	$1.10	$3.91	Closing share price on valuation date from external market source
Exercise Price	$3.70 to $7.26	$3.70 to $7.26	As per subscription agreement
Expected Term	5 to 7 years	6 to 7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	86.71%	81.26%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.88%	4.01%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	$0.4000 to $0.6248	$2.3103 to $2.9401	Determined using Black-Scholes valuation model with the inputs above
Fair value	$992,233	$5,426,212	Fair value of 2,224,669 warrants of $992,233 and $5,426,212 as of December 31, 2023 and June 30, 2023, respectively.